Patent Rights (Tables)	6 Months Ended
Jun. 30, 2019
Patent Rights [Abstract]
Summary of Patent Rights

For the six months ended June 30, 2019	Cost	Accumulated Amortization & Impairment Losses	Net Book Value
Balance at December 31, 2018	1,398,713	(226,228)	1,172,485
Additions during the period	178,956	—	178,956
Amortization in the period	—	(13,466)	(13,466)

Balance at June 30, 2019	1,577,669	(239,694)	1,337,975